Summary of significant accounting policies (Senior Secured Notes) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Feb. 28, 2017	Aug. 30, 2016	Dec. 06, 2013	May 03, 2013
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date	Dec. 06, 2013
Debt instrument, aggregate principal amount				$ 200,000,000	$ 200,000,000
Maturity date	Jun. 06, 2019
Interest rate	13.00%
August 2019 Senior Secured Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Debt issuance date	Aug. 30, 2016
Debt instrument, aggregate principal amount			$ 300,000,000
Maturity date	Aug. 30, 2019
Interest rate	8.125%
February 2021 Senior Secured Notes due in February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Debt issuance date	Feb. 28, 2017
Debt instrument, aggregate principal amount		$ 300,000,000
Maturity date	Feb. 28, 2021
Interest rate	7.75%